UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   November 1, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total: $138,460

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2132     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100      985    23220 SH       SOLE                    23220
Alliance Cap Mgmt              COM              01855A101     2792    58350 SH       SOLE                    58350
Altria Group Inc               COM              718154107      452     6126 SH       SOLE                     6126
Amegy Bancorp                  COM              84476R109      218     9648 SH       SOLE                     9648
Amer Standard Co               COM              029712106     4424    95040 SH       SOLE                    95040
American Express               COM              025816109     4740    82523 SH       SOLE                    82523
American Intl Group            COM              026874107     2202    35546 SH       SOLE                    35546
Ameriprise Finl Inc            COM              03076C106      583    16504 SH       SOLE                    16504
Anheuser Busch                 COM              035229103     3353    77900 SH       SOLE                    77900
Applied Materials              COM              038222105     1220    71910 SH       SOLE                    71910
Auto Data Processing           COM              053015103      204     4750 SH       SOLE                     4750
BP PLC ADR                     COM              055622104     3524    49741 SH       SOLE                    49741
Bank of America                COM              060505104     3740    88839 SH       SOLE                    88839
Berkshire Hathaway             COM              084670207     3979     1457 SH       SOLE                     1457
Buckeye Ptnrs LP               COM              118230101     1415    29700 SH       SOLE                    29700
Calamos Asset Mgmt             COM              12811R104     4613   186920 SH       SOLE                   186920
Carrizo Oil & Gas              COM              144577103     1439    49100 SH       SOLE                    49100
Cendant Corp                   COM              151313103     2325   112650 SH       SOLE                   112650
ChevronTexaco                  COM              166764100     1485    22943 SH       SOLE                    22943
Cisco Systems Inc              COM              17275R102     1369    76421 SH       SOLE                    76421
Citigroup                      COM              172967101     3422    75173 SH       SOLE                    75173
Coca Cola                      COM              191216100     1043    24143 SH       SOLE                    24143
Colgate-Palmolive              COM              194162103     2035    38550 SH       SOLE                    38550
Comcast A Spcl                 COM              20030N200     2230    77500 SH       SOLE                    77500
ConocoPhillips                 COM              20825C104     1099    15724 SH       SOLE                    15724
Dell Inc                       COM              247025109      703    20551 SH       SOLE                    20551
EOG Resources Inc              COM              26875P101     1956    26110 SH       SOLE                    26110
Exxon Mobil Corp               COM              30231G102     6717   105706 SH       SOLE                   105706
First Data Corp                COM              319963104     1828    45689 SH       SOLE                    45689
GATX Corporation               COM              361448103     1246    31500 SH       SOLE                    31500
General Electric               COM              369604103     3321    98635 SH       SOLE                    98635
Gillette                       COM              375766102     1135    19500 SH       SOLE                    19500
Harley Davidson Inc            COM              412822108     1438    29692 SH       SOLE                    29692
Home Depot Inc                 COM              437076102     4134   108377 SH       SOLE                   108377
Intel                          COM              458140100     3636   147499 SH       SOLE                   147499
Intl Business Mach             COM              459200101      217     2700 SH       SOLE                     2700
Iron Mountain Inc              COM              462846106     3208    87400 SH       SOLE                    87400
Johnson & Johnson              COM              478160104     4884    77178 SH       SOLE                    77178
Kinder Morgan Mgmt             COM              49455U100     1532    30914 SH       SOLE                    30914
Legg Mason Inc                 COM              524901105      480     4375 SH       SOLE                     4375
Magellan Prtnrs LP             COM              559080106      363    10600 SH       SOLE                    10600
Merck                          COM              589331107      742    27252 SH       SOLE                    27252
Microsoft Corp                 COM              594918104     1726    67086 SH       SOLE                    67086
Mohawk Industries              COM              608190104     2929    36500 SH       SOLE                    36500
Moodys Corp                    COM              615369105     4516    88410 SH       SOLE                    88410
Nokia Corp ADR                 COM              654902204      171    10100 SH       SOLE                    10100
Pepsico                        COM              713448108     4740    83583 SH       SOLE                    83583
Pfizer                         COM              717081103     3431   137407 SH       SOLE                   137407
Procter & Gamble Co            COM              742718109     3017    50736 SH       SOLE                    50736
Qualcomm Inc                   COM              747525103     1236    27609 SH       SOLE                    27609
Royal Dutch Shell ADR          COM              780259206     3294    50190 SH       SOLE                    50190
St Mary Land & Expl            COM              792228108     3030    82800 SH       SOLE                    82800
Sysco Corp                     COM              871829107     2598    82820 SH       SOLE                    82820
T Rowe Price Grp               COM              74144T108     1632    25000 SH       SOLE                    25000
Time Warner Inc                COM              887317105      189    10414 SH       SOLE                    10414
Tyco Intl Ltd New              COM              902124106      223     8000 SH       SOLE                     8000
Valero Energy                  COM              91913Y100     3664    32406 SH       SOLE                    32406
Walmart                        COM              931142103     5187   118376 SH       SOLE                   118376
Washington Mutual              COM              939322103     1408    35895 SH       SOLE                    35895
Weingarten Realty              COM              948741103      908    23981 SH       SOLE                    23981